Schedule of Investments(a)
March 31, 2025
(Unaudited)

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–87.01%
Advertising–0.19%
Clear Channel Outdoor Holdings, Inc., 5.13%, 08/15/2027(b)	$300,000	$290,233
Aerospace & Defense–0.25%
TransDigm, Inc., 6.38%, 03/01/2029(b)	372,000	376,258
Alternative Carriers–0.30%
Lumen Technologies, Inc.,
4.50%, 01/15/2029(b)	45,000	36,548
5.38%, 06/15/2029(b)	26,000	21,104
10.00%, 10/15/2032(b)	72,000	71,968
Series P, 7.60%, 09/15/2039	45,000	35,475
Series U, 7.65%, 03/15/2042	39,000	30,871
Zayo Group Holdings, Inc.,
4.00%, 03/01/2027(b)	180,000	164,131
6.13%, 03/01/2028(b)	110,000	91,637
		451,734
Apparel Retail–0.49%
Victoria’s Secret & Co., 4.63%, 07/15/2029(b)	844,000	738,974
Application Software–1.24%
Cloud Software Group, Inc.,
9.00%, 09/30/2029(b)	484,000	483,056
8.25%, 06/30/2032(b)	635,000	646,338
SS&C Technologies, Inc.,
5.50%, 09/30/2027(b)	261,000	259,231
6.50%, 06/01/2032(b)	486,000	491,771
		1,880,396
Automobile Manufacturers–0.99%
Allison Transmission, Inc.,
4.75%, 10/01/2027(b)	760,000	742,029
3.75%, 01/30/2031(b)	842,000	749,294
		1,491,323
Automotive Parts & Equipment–2.84%
Clarios Global L.P./Clarios US Finance Co., 6.75%, 02/15/2030(b)	59,000	59,614
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(b)	771,000	795,791
Forvia SE (France), 8.00%, 06/15/2030(b)	568,000	561,386
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	1,702,000	1,573,245
PHINIA, Inc.,
6.75%, 04/15/2029(b)	300,000	304,144
6.63%, 10/15/2032(b)	437,000	429,220
ZF North America Capital, Inc. (Germany), 6.88%, 04/14/2028(b)	580,000	570,410
		4,293,810
Automotive Retail–2.74%
Carvana Co., 14.00% PIK Rate, 9.00% Cash Rate, 06/01/2031(b)(c)	692,460	770,027
Principal Amount		Value
Automotive Retail–(continued)
Group 1 Automotive, Inc., 6.38%, 01/15/2030(b)	$753,000	$756,500
LCM Investments Holdings II LLC,
4.88%, 05/01/2029(b)	389,000	365,400
8.25%, 08/01/2031(b)	723,000	751,165
Lithia Motors, Inc., 4.38%, 01/15/2031(b)	830,000	752,625
Velocity Vehicle Group LLC, 8.00%, 06/01/2029(b)	735,000	754,871
		4,150,588
Broadcasting–0.62%
Gray Media, Inc.,
4.75%, 10/15/2030(b)	138,000	87,665
5.38%, 11/15/2031(b)	143,000	89,451
Univision Communications, Inc.,
6.63%, 06/01/2027(b)	309,000	306,698
7.38%, 06/30/2030(b)	237,000	226,672
8.50%, 07/31/2031(b)	233,000	227,898
		938,384
Broadline Retail–0.23%
Kohl’s Corp., 4.63%, 05/01/2031	495,000	346,288
Building Products–0.05%
Park River Holdings, Inc., 6.75%, 08/01/2029(b)	88,000	68,916
Cable & Satellite–4.22%
Altice Financing S.A. (Luxembourg), 5.75%, 08/15/2029(b)	300,000	219,871
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.38%, 06/01/2029(b)	1,131,000	1,095,327
4.75%, 02/01/2032(b)	859,000	763,728
4.50%, 05/01/2032	918,000	797,557
4.25%, 01/15/2034(b)	504,000	414,916
CSC Holdings LLC,
11.75%, 01/31/2029(b)	265,000	257,174
6.50%, 02/01/2029(b)	214,000	177,264
5.75%, 01/15/2030(b)	346,000	183,838
4.13%, 12/01/2030(b)	200,000	145,085
4.63%, 12/01/2030(b)	290,000	141,499
4.50%, 11/15/2031(b)	443,000	321,799
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 02/15/2031(b)	393,000	377,693
DISH DBS Corp.,
5.75%, 12/01/2028(b)	260,000	219,758
5.13%, 06/01/2029	231,000	151,012
EchoStar Corp., 6.75% PIK Rate, 2.00% Cash Rate, 11/30/2030(c)	1,225,000	1,113,058
		6,379,579
Casinos & Gaming–2.04%
Melco Resorts Finance Ltd. (Hong Kong), 5.38%, 12/04/2029(b)	1,722,000	1,586,893
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

Principal Amount		Value
Casinos & Gaming–(continued)
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(b)	$1,657,000	$1,493,294
		3,080,187
Commercial & Residential Mortgage Finance–1.17%
Freedom Mortgage Holdings LLC, 8.38%, 04/01/2032(b)	312,000	305,119
Nationstar Mortgage Holdings, Inc.,
5.50%, 08/15/2028(b)	175,000	173,696
7.13%, 02/01/2032(b)	753,000	782,850
PennyMac Financial Services, Inc., 4.25%, 02/15/2029(b)	161,000	150,522
Walker & Dunlop, Inc., 6.63%, 04/01/2033(b)	362,000	361,426
		1,773,613
Commodity Chemicals–0.61%
Mativ Holdings, Inc., 8.00%, 10/01/2029(b)	799,000	689,641
Olin Corp., 6.63%, 04/01/2033(b)	237,000	230,569
		920,210
Communications Equipment–0.26%
CommScope LLC, 9.50%, 12/15/2031(b)	375,000	386,595
Construction Machinery & Heavy Transportation Equipment– 0.49%
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	731,000	738,424
Consumer Finance–2.48%
EZCORP, Inc., 7.38%, 04/01/2032(b)	775,000	788,220
FirstCash, Inc., 6.88%, 03/01/2032(b)	1,124,000	1,139,402
Navient Corp.,
5.00%, 03/15/2027	485,000	474,987
9.38%, 07/25/2030	216,000	230,329
OneMain Finance Corp.,
6.63%, 05/15/2029	318,000	318,992
4.00%, 09/15/2030	510,000	449,888
6.75%, 03/15/2032	360,000	353,783
		3,755,601
Copper–0.73%
First Quantum Minerals Ltd. (Zambia),
8.63%, 06/01/2031(b)	750,000	768,724
8.00%, 03/01/2033(b)	325,000	329,714
		1,098,438
Diversified Capital Markets–1.02%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
10.00%, 11/15/2029(b)	847,000	842,127
9.00%, 06/15/2030(d)	744,000	704,327
		1,546,454
Diversified Financial Services–4.74%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 6.95%, 03/10/2055(e)	1,073,000	1,098,657
Avation Capital S.A. (Singapore), 9% PIK Rate, 8.25% Cash Rate, 10/31/2026(b)(c)	1,555,000	1,520,347
Principal Amount		Value
Diversified Financial Services–(continued)
Avolon Holdings Funding Ltd. (Ireland), 5.38%, 05/30/2030(b)	$765,000	$766,267
GGAM Finance Ltd. (Ireland), 6.88%, 04/15/2029(b)	1,127,000	1,143,223
Jane Street Group/JSG Finance, Inc.,
7.13%, 04/30/2031(b)	416,000	427,654
6.13%, 11/01/2032(b)	1,107,000	1,090,044
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(b)	1,090,000	1,116,599
		7,162,791
Diversified REITs–0.99%
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(b)	856,000	791,577
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/2030(b)	165,000	143,018
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC,
10.50%, 02/15/2028(b)	395,000	419,904
6.50%, 02/15/2029(b)	162,000	145,745
		1,500,244
Diversified Support Services–1.46%
RB Global Holdings, Inc. (Canada),
6.75%, 03/15/2028(b)	1,082,000	1,106,392
7.75%, 03/15/2031(b)	1,048,000	1,098,090
		2,204,482
Electric Utilities–2.22%
Brookfield Infrastructure Finance ULC (Canada), 6.75%, 03/15/2055(e)	807,000	797,218
Duke Energy Corp., 6.45%, 09/01/2054(e)	780,000	780,633
Entergy Corp., 7.13%, 12/01/2054(e)	743,000	753,953
Vistra Operations Co. LLC,
7.75%, 10/15/2031(b)	490,000	513,586
6.88%, 04/15/2032(b)	501,000	511,066
		3,356,456
Electrical Components & Equipment–0.49%
EnerSys, 6.63%, 01/15/2032(b)	734,000	746,281
Electronic Components–0.51%
Sensata Technologies, Inc.,
3.75%, 02/15/2031(b)	367,000	320,920
6.63%, 07/15/2032(b)	456,000	452,018
		772,938
Environmental & Facilities Services–1.00%
GFL Environmental, Inc.,
4.00%, 08/01/2028(b)	797,000	758,299
3.50%, 09/01/2028(b)	437,000	413,369
Wrangler Holdco Corp. (Canada), 6.63%, 04/01/2032(b)	332,000	338,360
		1,510,028
Food Retail–0.24%
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/2029(b)	400,000	367,646
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

Principal Amount		Value
Gold–1.01%
New Gold, Inc. (Canada), 6.88%, 04/01/2032(b)	$1,511,000	$1,527,128
Health Care Facilities–1.25%
Select Medical Corp., 6.25%, 12/01/2032(b)	755,000	736,456
Tenet Healthcare Corp.,
4.25%, 06/01/2029	925,000	872,358
6.75%, 05/15/2031	280,000	284,268
		1,893,082
Health Care REITs–0.55%
Diversified Healthcare Trust, 0.00%, 01/15/2026(b)(f)	887,000	837,055
Health Care Services–2.25%
Community Health Systems, Inc.,
8.00%, 12/15/2027(b)	276,000	273,378
6.88%, 04/15/2029(b)	375,000	243,558
5.25%, 05/15/2030(b)	703,000	580,839
4.75%, 02/15/2031(b)	457,000	361,794
CVS Health Corp.,
6.75%, 12/10/2054(e)	385,000	384,267
7.00%, 03/10/2055(e)	385,000	389,000
DaVita, Inc., 6.88%, 09/01/2032(b)	775,000	779,964
MPH Acquisition Holdings LLC,
5.75%, 12/31/2030(b)	320,000	232,374
5% PIK Rate, 6.5% Cash Rate, 12/31/2030(b)(c)	181,000	157,381
		3,402,555
Health Care Supplies–0.74%
Medline Borrower L.P./Medline Co-Issuer, Inc., 6.25%, 04/01/2029(b)	1,096,000	1,111,321
Home Improvement Retail–0.05%
LBM Acquisition LLC, 6.25%, 01/15/2029(b)	85,000	72,486
Hotel & Resort REITs–2.98%
RHP Hotel Properties L.P./RHP Finance Corp., 6.50%, 04/01/2032(b)	749,000	748,254
RLJ Lodging Trust L.P., 4.00%, 09/15/2029(b)	847,000	760,590
Service Properties Trust,
4.75%, 10/01/2026	795,000	780,865
4.95%, 10/01/2029(d)	830,000	686,423
4.38%, 02/15/2030	1,973,000	1,526,083
		4,502,215
Hotels, Resorts & Cruise Lines–1.01%
Carnival Corp., 6.13%, 02/15/2033(b)	785,000	774,159
Hilton Domestic Operating Co., Inc., 5.88%, 03/15/2033(b)	761,000	754,225
		1,528,384
Household Products–0.73%
Energizer Holdings, Inc., 4.38%, 03/31/2029(b)	799,000	744,847
Kronos Acquisition Holdings, Inc. (Canada), 8.25%, 06/30/2031(b)	411,000	365,086
		1,109,933
Principal Amount		Value
Independent Power Producers & Energy Traders–1.36%
Vistra Corp.,
8.00%(b)(e)(g)	$390,000	$401,539
Series C, 8.88%(b)(e)(g)	1,538,000	1,648,352
		2,049,891
Industrial Machinery & Supplies & Components–1.20%
ESAB Corp., 6.25%, 04/15/2029(b)	741,000	752,740
GrafTech Finance, Inc., 4.63%, 12/23/2029(b)	438,000	302,768
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	803,000	754,845
		1,810,353
Insurance Brokers–1.78%
Alliant Holdings Intermediate LLC/ Alliant Holdings Co-Issuer, 7.00%, 01/15/2031(b)	769,000	771,967
HUB International Ltd.,
7.25%, 06/15/2030(b)	333,000	343,215
7.38%, 01/31/2032(b)	769,000	783,463
USI, Inc., 7.50%, 01/15/2032(b)	770,000	786,499
		2,685,144
Integrated Telecommunication Services–4.10%
Altice France Holding S.A. (Luxembourg), 6.00%, 02/15/2028(b)	200,000	58,751
Altice France S.A. (France),
5.50%, 01/15/2028(b)	765,000	612,276
5.50%, 10/15/2029(b)	600,000	476,280
Iliad Holding S.A.S. (France),
8.50%, 04/15/2031(b)	853,000	895,464
7.00%, 04/15/2032(b)	233,000	233,599
Level 3 Financing, Inc.,
3.63%, 01/15/2029(b)	45,000	33,638
4.88%, 06/15/2029(b)	180,000	153,065
3.75%, 07/15/2029(b)	78,000	57,133
4.50%, 04/01/2030(b)	172,000	138,460
3.88%, 10/15/2030(b)	99,000	75,220
4.00%, 04/15/2031(b)	72,000	54,360
Telecom Italia Capital S.A. (Italy),
6.38%, 11/15/2033	381,000	379,674
7.72%, 06/04/2038	1,120,000	1,162,377
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/2031(b)	717,000	730,671
Zegona Finance PLC (United Kingdom), 8.63%, 07/15/2029(b)	1,078,000	1,143,871
		6,204,839
Investment Banking & Brokerage–0.45%
Saks Global Enterprises LLC, 11.00%, 12/15/2029(b)	835,000	677,593
Leisure Facilities–0.47%
Six Flags Entertainment Corp. /Six Flags Theme Parks, Inc./ Canada’s Wonderland Co., 6.63%, 05/01/2032(b)	704,000	710,401
Leisure Products–0.75%
Amer Sports Co. (Finland), 6.75%, 02/16/2031(b)	1,111,000	1,138,265
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

Principal Amount		Value
Marine Transportation–0.50%
NCL Corp. Ltd.,
6.25%, 03/01/2030(b)	$377,000	$370,402
6.75%, 02/01/2032(b)	385,000	380,572
		750,974
Metal, Glass & Plastic Containers–0.75%
LABL, Inc., 10.50%, 07/15/2027(b)	403,000	359,623
OI European Group B.V., 4.75%, 02/15/2030(b)	850,000	778,902
		1,138,525
Movies & Entertainment–1.04%
AMC Entertainment Holdings, Inc., 7.50%, 02/15/2029(b)	490,000	366,441
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/2029(b)	1,297,000	1,206,592
		1,573,033
Multi-line Insurance–0.51%
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/06/2030(b)	753,000	766,595
Multi-Utilities–0.76%
CenterPoint Energy, Inc., 6.70%, 05/15/2055(e)	1,161,000	1,147,647
Office REITs–0.50%
Office Properties Income Trust, 9.00%, 03/31/2029(b)	786,000	752,302
Oil & Gas Drilling–2.59%
Delek Logistics Partners L.P./Delek Logistics Finance Corp.,
7.13%, 06/01/2028(b)	790,000	792,274
8.63%, 03/15/2029(b)	313,000	324,571
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)	1,058,000	1,080,591
Transocean, Inc.,
8.75%, 02/15/2030(b)	134,400	139,671
8.50%, 05/15/2031(b)	1,025,000	996,893
Valaris Ltd., 8.38%, 04/30/2030(b)	582,000	583,113
		3,917,113
Oil & Gas Exploration & Production–2.74%
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/2029(b)	1,108,000	1,127,707
Comstock Resources, Inc., 6.75%, 03/01/2029(b)	762,000	746,086
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.00%, 02/01/2031(b)	366,000	342,391
6.25%, 04/15/2032(b)	180,000	168,394
8.38%, 11/01/2033(b)	74,000	75,909
7.25%, 02/15/2035(b)	562,000	537,431
Kimmeridge Texas Gas LLC, 8.50%, 02/15/2030(b)	762,000	762,152
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	381,809	390,314
		4,150,384
Oil & Gas Refining & Marketing–0.52%
Sunoco L.P., 6.25%, 07/01/2033(b)	790,000	791,372
Principal Amount		Value
Oil & Gas Storage & Transportation–5.87%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 6.63%, 02/01/2032(b)	$732,000	$744,834
Genesis Energy L.P./Genesis Energy Finance Corp.,
8.25%, 01/15/2029	148,000	152,917
8.88%, 04/15/2030	1,089,000	1,132,014
7.88%, 05/15/2032	977,000	984,821
8.00%, 05/15/2033	552,000	556,762
Howard Midstream Energy Partners LLC, 7.38%, 07/15/2032(b)	725,000	743,342
NGL Energy Operating LLC/NGL Energy Finance Corp.,
8.13%, 02/15/2029(b)	466,000	469,634
8.38%, 02/15/2032(b)	695,000	697,335
Prairie Acquiror L.P., 9.00%, 08/01/2029(b)	425,000	433,011
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	768,000	772,413
Venture Global LNG, Inc.,
9.88%, 02/01/2032(b)	701,000	744,960
9.00%(b)(e)(g)	1,517,500	1,441,289
		8,873,332
Other Specialized REITs–0.49%
Iron Mountain, Inc., 4.50%, 02/15/2031(b)	812,000	745,122
Other Specialty Retail–0.56%
Macy’s Retail Holdings LLC, 6.70%, 07/15/2034(b)	913,000	777,925
Michaels Cos., Inc. (The), 7.88%, 05/01/2029(b)	130,000	69,613
		847,538
Packaged Foods & Meats–0.51%
Lamb Weston Holdings, Inc., 4.38%, 01/31/2032(b)	850,000	777,259
Paper & Plastic Packaging Products & Materials–0.47%
Clydesdale Acquisition Holdings, Inc., 6.75%, 04/15/2032(b)	710,000	715,487
Passenger Airlines–1.21%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)	1,872,000	1,833,384
Passenger Ground Transportation–0.06%
Hertz Corp. (The),
4.63%, 12/01/2026(b)	75,000	52,380
5.00%, 12/01/2029(b)	90,000	45,388
		97,768
Pharmaceuticals–0.98%
1261229 BC Ltd., 10.00%, 04/15/2032(b)	535,000	532,300
Bausch Health Americas, Inc., 9.25%, 04/01/2026(b)	535,000	524,300
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

Principal Amount		Value
Pharmaceuticals–(continued)
Bausch Health Cos., Inc.,
5.00%, 02/15/2029(b)	$130,000	$83,587
6.25%, 02/15/2029(b)	144,000	96,368
5.25%, 01/30/2030(b)	284,000	168,635
5.25%, 02/15/2031(b)	142,000	81,828
Par Pharmaceutical, Inc., 0.00%, 04/01/2027(f)(h)	329,000	0
		1,487,018
Reinsurance–0.52%
Global Atlantic (Fin) Co., 4.70%, 10/15/2051(b)(e)	812,000	782,698
Renewable Electricity–0.48%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (United Kingdom), 6.38%, 02/15/2032(b)	745,000	723,218
Research & Consulting Services–0.50%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(b)	751,000	752,778
Semiconductor Materials & Equipment–0.51%
Entegris, Inc., 5.95%, 06/15/2030(b)	775,000	771,952
Single-Family Residential REITs–0.51%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/2028(b)	779,000	775,912
Specialized Consumer Services–0.74%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	1,215,000	1,111,210
Specialized Finance–1.26%
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029(b)	694,000	739,228
TrueNoord Capital DAC (Ireland), 8.75%, 03/01/2030(b)	1,147,000	1,165,320
		1,904,548
Specialty Chemicals–1.23%
Celanese US Holdings LLC, 6.95%, 11/15/2033	1,079,000	1,128,592
Cerdia Finanz GmbH (Germany), 9.38%, 10/03/2031(b)	716,000	734,337
		1,862,929
Steel–0.73%
Cleveland-Cliffs, Inc.,
5.88%, 06/01/2027	371,000	368,731
7.00%, 03/15/2032(b)	644,000	618,767
6.25%, 10/01/2040	144,000	117,624
		1,105,122
Technology Hardware, Storage & Peripherals–0.56%
Seagate HDD Cayman, 9.63%, 12/01/2032	669,000	753,165
Xerox Corp.,
4.80%, 03/01/2035	33,000	15,383
6.75%, 12/15/2039	29,000	14,870
Xerox Holdings Corp., 5.50%, 08/15/2028(b)	100,000	70,465
		853,883
Principal Amount		Value
Trading Companies & Distributors–2.58%
Air Lease Corp., Series B, 4.65%(e)(g)	$1,165,000	$1,136,166
Aircastle Ltd., 5.25%(b)(e)(g)	2,042,000	2,008,764
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(b)	802,000	756,084
		3,901,014
Transaction & Payment Processing Services–0.51%
WEX, Inc., 6.50%, 03/15/2033(b)	786,000	778,003
Wireless Telecommunication Services–1.53%
VMED O2 UK Financing I PLC (United Kingdom), 4.75%, 07/15/2031(b)	1,348,000	1,173,219
Vodafone Group PLC (United Kingdom), 4.13%, 06/04/2081(e)	1,286,000	1,143,487
		2,316,706
Total U.S. Dollar Denominated Bonds & Notes (Cost $131,424,289)		131,592,342
Variable Rate Senior Loan Interests–10.24%(i)(j)
Advertising–0.30%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 8.44% (1 mo. Term SOFR + 4.10%), 08/23/2028	461,187	458,939
Aerospace & Defense–1.00%
TransDigm, Inc., Term Loan L, -%, 01/19/2032(k)	1,513,050	1,506,945
Automobile Manufacturers–0.46%
Clarios Global L.P., Term Loan B, 7.07% (1 mo. Term SOFR + 2.75%), 01/15/2032	710,000	700,532
Broadcasting–0.26%
Gray Media, Inc., Term Loan D, -%, 12/01/2028(k)	422,709	388,409
Building Products–0.75%
EMRLD Borrower L.P. (Copeland), Incremental Term Loan B, -%, 08/04/2031(k)	1,145,000	1,135,903
Cable & Satellite–0.46%
CSC Holdings LLC,
Term Loan, 9.00% (3 mo. PRIME + 1.50%), 04/15/2027	396,867	373,975
Term Loan B, 8.82% (1 mo. Term SOFR + 4.50%), 01/15/2028	325,000	314,844
		688,819
Casinos & Gaming–0.52%
Scientific Games Holdings L.P., Term Loan B, 7.30% (3 mo. Term SOFR + 3.00%), 04/04/2029	790,374	786,750
Communications Equipment–0.51%
CommScope, Inc., Term Loan, 9.57% ( 1 mo. Term SOFR + 5.25%), 12/17/2029	769,460	767,375
Diversified REITs–0.44%
Cushman & Wakefield U.S. Borrower LLC, Term Loan, 7.57% (1 mo. Term SOFR + 3.25%), 01/31/2030	669,080	669,358
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

Principal Amount		Value
Health Care Services–0.52%
MPH Acquisition Holdings LLC, Term Loan, -%, 12/31/2030(k)	$795,000	$789,181
Hotels, Resorts & Cruise Lines–0.25%
Carnival Corp., First Lien Term Loan B, -%, 10/18/2028(k)	375,000	375,234
Integrated Telecommunication Services–0.38%
Level 3 Financing, Inc., Term Loan B-2, -%, 04/15/2030(k)	575,000	580,031
Interactive Media & Services–0.43%
Camelot US Acquisition LLC, Term Loan, 7.07% (1 mo. Term SOFR + 2.75%), 01/31/2031	655,568	647,508
Internet Services & Infrastructure–0.51%
Arches Buyer, Inc., Term Loan B, 7.67% (1 mo. Term SOFR + 3.35%), 12/06/2027	782,956	767,543
Life Sciences Tools & Services–0.43%
Star Parent, Inc., Term Loan, 8.30% (3 mo. Term SOFR + 4.00%), 09/27/2030	682,110	653,120
Movies & Entertainment–0.25%
AMC Entertainment Holdings, Inc., Term Loan B, -%, 01/04/2029(k)	379,052	378,958
Oil & Gas Storage & Transportation–0.49%
Prairie Acquiror L.P., Term Loan B, 8.57% (1 mo. Term SOFR + 4.25%), 08/01/2029	737,569	739,298
Other Specialty Retail–0.50%
Petco Health & Wellness Co., Inc., First Lien Term Loan, 7.81% (3 mo. Term SOFR + 3.25%), 03/02/2028	825,000	752,697
Pharmaceuticals–0.49%
Endo Finance Holdings, Inc., Term Loan B, 8.32% (1 mo. Term SOFR + 4.00%), 04/23/2031	746,250	740,840
Real Estate Development–0.51%
Greystar Real Estate Partners LLC, Term Loan B, 7.05% (3 mo. Term SOFR + 2.75%), 08/21/2030	764,199	765,635
Wireless Telecommunication Services–0.78%
X Corp.,
Term Loan B, 10.95% (3 mo. Term SOFR + 6.65%), 10/27/2029	463,814	461,495
9.50%, 10/27/2029	705,000	724,137
		1,185,632
Total Variable Rate Senior Loan Interests (Cost $15,562,653)		15,478,707
Shares
Exchange-Traded Funds–1.05%
Invesco Short Term Treasury ETF (Cost $1,583,100)(l)	15,000	1,583,025
Principal Amount			Value
Non-U.S. Dollar Denominated Bonds & Notes–0.42%(m)
Integrated Telecommunication Services–0.23%
Eutelsat S.A. (France), 9.75%, 04/13/2029(b)	EUR	325,000	$346,065
Personal Care Products–0.19%
Opal Bidco SAS (France), 6.50%, 03/31/2032(b)	EUR	283,000	283,000
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $634,107)			629,065
Shares
Common Stocks & Other Equity Interests–0.29%
Alternative Carriers–0.01%
Lumen Technologies, Inc.(n)		5,000	19,600
Broadline Retail–0.01%
Americanas S.A. (Brazil)(n)		7,833	7,824
Americanas S.A., Wts., expiring 03/19/2027 (Brazil)(n)		2,611	1,885
			9,709
Casinos & Gaming–0.05%
Codere New Topco S.A. (Luxembourg)(h)		4,068	74,778
Codere Online Luxembourg S.A., Wts., expiring 10/15/2034 (Luxembourg)(h)		3	13
			74,791
Electrical Components & Equipment–0.03%
GrafTech International Ltd.(n)		45,000	39,348
Food Retail–0.00%
Casino Guichard-Perrachon S.A. (France)(n)		3,370	2,207
Casino Guichard-Perrachon S.A., Wts., expiring 04/27/2029 (France)(n)		184,690	100
			2,307
Pharmaceuticals–0.19%
Endo, Inc.(n)		11,213	290,137
Total Common Stocks & Other Equity Interests (Cost $583,064)			435,892
Money Market Funds–4.48%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(l)(o)		2,370,187	2,370,187
Invesco Treasury Portfolio, Institutional Class, 4.25%(l)(o)		4,405,604	4,405,604
Total Money Market Funds (Cost $6,775,791)			6,775,791
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-103.49% (Cost $156,563,004)			156,494,822
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.60%
Invesco Private Government Fund, 4.34%(l)(o)(p)		253,694	253,694
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.46%(l)(o)(p)	660,458	$660,658
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $914,352)		914,352
TOTAL INVESTMENTS IN SECURITIES–104.09% (Cost $157,477,356)		157,409,174
OTHER ASSETS LESS LIABILITIES—(4.09)%		(6,180,049)
NET ASSETS–100.00%		$151,229,125
Investment Abbreviations:
ETF	– Exchange-Traded Fund
EUR	– Euro
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
Wts.	– Warrants
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
March 31, 2025 was $108,666,885, which represented 71.86% of the Fund’s Net Assets.

(c)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(d)	All or a portion of this security was out on loan at March 31, 2025.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Zero coupon bond issued at a discount.
(g)	Perpetual bond with no specified maturity date.
(h)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(i)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(j)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight
Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(k)	This variable rate interest will settle after March 31, 2025, at which time the interest rate will be determined.
(l)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value March 31, 2025	Dividend Income
Invesco Short Term Treasury ETF	$-	$1,583,100	$-	$(75)	$-	$1,583,025	$-
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	1,236,437	9,943,780	(8,810,030)	-	-	2,370,187	17,864
Invesco Treasury Portfolio, Institutional Class	2,300,069	18,467,020	(16,361,485)	-	-	4,405,604	32,946
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,290	7,660,789	(7,408,385)	-	-	253,694	6,083*
Invesco Private Prime Fund	2,507	18,483,379	(17,825,228)	-	-	660,658	15,697*
Total	$3,540,303	$56,138,068	$(50,405,128)	$(75)	$-	$9,273,168	$72,590

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(m)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(n)	Non-income producing security.
(o)	The rate shown is the 7-day SEC standardized yield as of March 31, 2025.
(p)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
04/30/2025	Citibank, N.A.	EUR	1,993,000	USD	2,086,395	$(71,888)
04/30/2025	Deutsche Bank AG	USD	1,423,931	EUR	1,300,000	(16,119)
04/30/2025	UBS AG	EUR	255,000	USD	275,774	(374)
Total Forward Foreign Currency Contracts						$(88,381)

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit CDX North America High Yield Index, Series 43, Version 1	Sell	5.00%	Quarterly	12/20/2029	3.637%	USD	6,000,000	$349,330	$320,958	$(28,372)

(a)	Centrally cleared swap agreements collateralized by $187,726 cash held with Bank of America.
(b)
Implied credit spreads represent the current level, as of March 31, 2025, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:
EUR	—Euro
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$131,592,342	$0	$131,592,342
Variable Rate Senior Loan Interests	—	15,478,707	—	15,478,707
Exchange-Traded Funds	1,583,025	—	—	1,583,025
Non-U.S. Dollar Denominated Bonds & Notes	—	629,065	—	629,065
Common Stocks & Other Equity Interests	68,757	292,344	74,791	435,892
Money Market Funds	6,775,791	914,352	—	7,690,143
Total Investments in Securities	8,427,573	148,906,810	74,791	157,409,174
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(88,381)	—	(88,381)
Swap Agreements	—	(28,372)	—	(28,372)
Total Other Investments	—	(116,753)	—	(116,753)
Total Investments	$8,427,573	$148,790,057	$74,791	$157,292,421

*	Unrealized appreciation (depreciation).
Invesco V.I. High Yield Fund